Changes in Number of Shares of Common Stock Issued and Outstanding (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Stockholders Equity Note [Line Items]
Common stock, shares issued, beginning balance	1,004,638,164	1,004,636,664	1,004,571,464
Stock issued under exchange offering	7,312,042
Exercise of stock acquisition rights		1,500	65,200
Common stock, shares issued, ending balance	1,011,950,206	1,004,638,164	1,004,636,664